Investments in Other Entities - Summary of Investments in Other Entities (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 10,518	$ 536	$ 12,540
Investments accounted for using equity method [member]
Disclosure of investments in associates and other [line items]
Investments in other entities	10,518		12,540
Investments accounted for using equity method [member] | Investment in Associates and Joint Ventures [member]
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 10,518		11,501
Investments accounted for using equity method [member] | Investment in Venezuelan Operations [member]
Disclosure of investments in associates and other [line items]
Investments in other entities			$ 1,039